Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based On
								Company
			Average					Selected
			Summary	Average				Measure–
	Summary		Compensation	Compensation	Total	Peer Group		Operating
	Compensation	Compensation	Table Total for	Actually Paid	Shareholder	Total		Net Income
	Table Total	Actually Paid to	Non-PEO NEOs	to Non-PEO	Return	Shareholder	Net Income ($)	($) (in
Year	PEO ($)(2)	PEO ($)(1)	($)(2)	NEOs ($)(1)(2)	($)	Return ($)(3)	(in thousands)	thousands)(4)
2025	1,717,633	1,394,633	723,749	628,357	215.73	160.37	50,347	51,155
2024	1,039,830	1,190,116	495,998	534,680	178.96	145.82	36,141	34,885
2023	1,086,938	693,099	496,148	369,775	139.75	123.35	28,593	34,405
2022	1,011,283	958,814	491,425	455,800	154.75	122.74	43,022	43,332
2021	1,029,608	1,002,074	541,249	649,473	152.35	139.21	34,790	37,505

(1)	Compensation Actually Paid (“CAP”) amounts include total compensation as reported in the Summary Compensation Table, less the grant date fair value of stock awards (RSA), plus the change in fair value of equity awards during the reported year. A reconciliation of CAP to total compensation as reported in the Summary Compensation Table is shown in the table below.
(2)	William (“Billy”) Carroll, Jr. was the PEO for each of 2025, 2024, 2023, 2022 and 2021. The non-PEO NEOs are: (i) for 2025, 2024 and 2023 are Wesley M. Welborn, Ronald J. Gorczynski, Rhett D. Jordan and Cynthia A. Cain, (ii) for 2022, Wesley M. Welborn, Ronald J. Gorczynski, Gregory L. Davis and Rhett D. Jordan and (iii) for 2021, Wesley M. Welborn and Ronald J. Gorczynski.
(3)	Peer group total shareholder return reflects the S&P SmallCap Bank Index, which is a market-capitalization-weighted index that tracks the performance of NYSE and NASDAQ-listed banks, insurance underwriters and specialty lenders in S&P's coverage universe with $250 million to $1 billion market capitalization as of most recent pricing data. The S&P SmallCap Bank Index is the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2025.
(4)	We selected operating net income, which is a non-GAAP measure, as the most important performance measurement for 2025. Operating net income is calculated by excluding the following from net income: securities gains and losses, merger related and restructuring expenses and other noncore operating items.

			Add:
			Change in		Add:
			Value of	Add: Change in	Dividends on
	Summary		Stock Awards	Value of Options	Restricted	Compensation
	Compensation	Deduct:	during FY	during FY	Stock	Actually Paid
Year	Table Total ($)	Stock Awards ($)	($)	($)	($)	($)
William (“Billy”) Y. Carroll, PEO
2025	1,717,633	(476,757)	142,831	—	10,926	1,394,633
2024	1,039,830	(45,260)	186,372	—	9,174	1,190,116
2023	1,086,938	(315,000)	(89,497)	—	10,658	693,099
2022	1,011,283	(50,013)	(10,418)	—	7,962	958,814
2021	1,029,608	(175,617)	140,523	—	7,560	1,002,074
Average Non-PEO NEO's
2025	723,749	(151,051)	51,871	—	3,788	628,357
2024	495,998	(27,713)	63,176	—	3,219	534,680
2023	496,148	(98,658)	(31,441)	—	3,726	369,775
2022	491,425	—	(13,013)	(25,461)	2,849	455,800
2021	541,249	(93,219)	131,175	67,076	3,192	649,473

Company Selected Measure Name	operating net income
Named Executive Officers, Footnote
(2)	William (“Billy”) Carroll, Jr. was the PEO for each of 2025, 2024, 2023, 2022 and 2021. The non-PEO NEOs are: (i) for 2025, 2024 and 2023 are Wesley M. Welborn, Ronald J. Gorczynski, Rhett D. Jordan and Cynthia A. Cain, (ii) for 2022, Wesley M. Welborn, Ronald J. Gorczynski, Gregory L. Davis and Rhett D. Jordan and (iii) for 2021, Wesley M. Welborn and Ronald J. Gorczynski.

Peer Group Issuers, Footnote
(3)	Peer group total shareholder return reflects the S&P SmallCap Bank Index, which is a market-capitalization-weighted index that tracks the performance of NYSE and NASDAQ-listed banks, insurance underwriters and specialty lenders in S&P's coverage universe with $250 million to $1 billion market capitalization as of most recent pricing data. The S&P SmallCap Bank Index is the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2025.

PEO Total Compensation Amount	$ 1,717,633	$ 1,039,830	$ 1,086,938	$ 1,011,283	$ 1,029,608
PEO Actually Paid Compensation Amount	$ 1,394,633	1,190,116	693,099	958,814	1,002,074
Adjustment To PEO Compensation, Footnote
(1)	Compensation Actually Paid (“CAP”) amounts include total compensation as reported in the Summary Compensation Table, less the grant date fair value of stock awards (RSA), plus the change in fair value of equity awards during the reported year. A reconciliation of CAP to total compensation as reported in the Summary Compensation Table is shown in the table below.

			Add:
			Change in		Add:
			Value of	Add: Change in	Dividends on
	Summary		Stock Awards	Value of Options	Restricted	Compensation
	Compensation	Deduct:	during FY	during FY	Stock	Actually Paid
Year	Table Total ($)	Stock Awards ($)	($)	($)	($)	($)
William (“Billy”) Y. Carroll, PEO
2025	1,717,633	(476,757)	142,831	—	10,926	1,394,633
2024	1,039,830	(45,260)	186,372	—	9,174	1,190,116
2023	1,086,938	(315,000)	(89,497)	—	10,658	693,099
2022	1,011,283	(50,013)	(10,418)	—	7,962	958,814
2021	1,029,608	(175,617)	140,523	—	7,560	1,002,074
Average Non-PEO NEO's
2025	723,749	(151,051)	51,871	—	3,788	628,357
2024	495,998	(27,713)	63,176	—	3,219	534,680
2023	496,148	(98,658)	(31,441)	—	3,726	369,775
2022	491,425	—	(13,013)	(25,461)	2,849	455,800
2021	541,249	(93,219)	131,175	67,076	3,192	649,473

Non-PEO NEO Average Total Compensation Amount	$ 723,749	495,998	496,148	491,425	541,249
Non-PEO NEO Average Compensation Actually Paid Amount	$ 628,357	534,680	369,775	455,800	649,473
Adjustment to Non-PEO NEO Compensation Footnote
(1)	Compensation Actually Paid (“CAP”) amounts include total compensation as reported in the Summary Compensation Table, less the grant date fair value of stock awards (RSA), plus the change in fair value of equity awards during the reported year. A reconciliation of CAP to total compensation as reported in the Summary Compensation Table is shown in the table below.

			Add:
			Change in		Add:
			Value of	Add: Change in	Dividends on
	Summary		Stock Awards	Value of Options	Restricted	Compensation
	Compensation	Deduct:	during FY	during FY	Stock	Actually Paid
Year	Table Total ($)	Stock Awards ($)	($)	($)	($)	($)
William (“Billy”) Y. Carroll, PEO
2025	1,717,633	(476,757)	142,831	—	10,926	1,394,633
2024	1,039,830	(45,260)	186,372	—	9,174	1,190,116
2023	1,086,938	(315,000)	(89,497)	—	10,658	693,099
2022	1,011,283	(50,013)	(10,418)	—	7,962	958,814
2021	1,029,608	(175,617)	140,523	—	7,560	1,002,074
Average Non-PEO NEO's
2025	723,749	(151,051)	51,871	—	3,788	628,357
2024	495,998	(27,713)	63,176	—	3,219	534,680
2023	496,148	(98,658)	(31,441)	—	3,726	369,775
2022	491,425	—	(13,013)	(25,461)	2,849	455,800
2021	541,249	(93,219)	131,175	67,076	3,192	649,473

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List of Important Financial Measures

The most important financial performance measures used by the Company in 2025 to set the compensation for its principal executive officer, or PEO and all of its non-PEO Named Executive Officers are listed below:

●	Operating Net Income
●	Operating PPNR Return on Average Assets
●	Non-Performing Assets / Total Asset
●	Net Charge-Offs / Average Loans
●	2025 Operating ROATCE Percentile Rank vs. 2025 group median
●	2025 Growth in TBV Per Share
●	Operating Earnings per Diluted Common Share Growth

Total Shareholder Return Amount	$ 215.73	178.96	139.75	154.75	152.35
Peer Group Total Shareholder Return Amount	160.37	145.82	123.35	122.74	139.21
Net Income (Loss)	$ 50,347,000	$ 36,141,000	$ 28,593,000	$ 43,022,000	$ 34,790,000
Company Selected Measure Amount	51,155,000	34,885,000	34,405,000	43,332,000	37,505,000
PEO Name	William (“Billy”) Carroll, Jr.
Market Capitalization Amt Maximum	$ 1,000,000,000
Market Capitalization Amt Minimum	$ 250,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Net Income
Non-GAAP Measure Description
(4)	We selected operating net income, which is a non-GAAP measure, as the most important performance measurement for 2025. Operating net income is calculated by excluding the following from net income: securities gains and losses, merger related and restructuring expenses and other noncore operating items.

Measure:: 2
Pay vs Performance Disclosure
Name	Operating PPNR Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Non-Performing Assets / Total Asset
Measure:: 4
Pay vs Performance Disclosure
Name	Net Charge-Offs / Average Loans
Measure:: 5
Pay vs Performance Disclosure
Name	2025 Operating ROATCE Percentile Rank vs. 2025 group median
Measure:: 6
Pay vs Performance Disclosure
Name	2025 Growth in TBV Per Share
Measure:: 7
Pay vs Performance Disclosure
Name	Operating Earnings per Diluted Common Share Growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (476,757)	$ (45,260)	$ (315,000)	$ (50,013)	$ (175,617)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	142,831	186,372	(89,497)	(10,418)	140,523
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,926	9,174	10,658	7,962	7,560
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(151,051)	(27,713)	(98,658)		(93,219)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,871	63,176	(31,441)	(13,013)	131,175
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(25,461)	67,076
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,788	$ 3,219	$ 3,726	$ 2,849	$ 3,192